Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Dr. Shell	Jan. 31, 2011 Mr . Giffoni	Dec. 31, 2011 Ms. Charuvastra [Member]	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 If EBIDTA $50,000,000 to 250,000,000 Minimum	Dec. 31, 2012 If EBIDTA $50,000,000 to 250,000,000 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Compensation	$ 1,054,212	$ 1,363,918
Options, volatility factors, minimum	91.00%
Options, volatility factors, maximum	97.00%
Options, expected terms	5 years
Options, expiration term	10 years
Options, dividend rate	0.00%
Options, risk free rate, minimum	0.62%
Options, risk free rate, maximum	1.05%
TMP Insiders shares common stock entitlement			500,000	500,000	500,000
Incentive stock options										7,394	110,917
Incentive stock options, exercise price	$ 3.49
Stock price						$ 0.61	$ 2.55
Exercise price						$ 1.00	$ 3.38
Volatility factors						80.00%	97.00%	91.00%	97.00%
Expected terms	5 years					0 years	5 years
Dividend rate	0.00%					0.00%	0.00%
Risk free rate						0.76%	1.05%	0.62%	1.05%
Compensation expense	84,375
Stock Issued for Services	$ 100,000	$ 40,800